Consolidated Statements of Comprehensive Income - DKK (kr) kr in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
Income Statement
Revenue	kr 5,451	kr 774	kr 6,343	kr 1,365
Research and development expenses	(775)	(564)	(1,490)	(1,110)
General and administrative expenses	(179)	(73)	(285)	(144)
Operating expenses	(954)	(637)	(1,775)	(1,254)
Operating result	4,497	137	4,568	111
Finance income	42	34	119	98
Finance expenses	(211)	(60)	(5)	(4)
Net result before tax	4,328	111	4,682	205
Corporate tax	(950)	(26)	(1,035)	(48)
Net result	kr 3,378	kr 85	kr 3,647	kr 157
Basic net result per share	kr 51.88	kr 1.38	kr 56.07	kr 2.56
Diluted net result per share	kr 51.35	kr 1.35	kr 55.52	kr 2.53
Statement of Comprehensive Income
Net result	kr 3,378	kr 85	kr 3,647	kr 157
Amounts which may be re-classified to the income statement:
Adjustment of foreign currency fluctuations on subsidiaries	(9)			4
Total comprehensive income	kr 3,369	kr 85	kr 3,647	kr 161